Short-term bank borrowing	12 Months Ended
Dec. 31, 2017
Short-term bank borrowing
Short-term bank borrowing

10. Short-term bank borrowing

Short-term bank borrowing consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB

PRC domestic commercial banks	450,000	250,000

	450,000	250,000

On December 29, 2016, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB300,000 with a commercial bank in the PRC at a fixed interest rate of 4.35% per annum, collateralized by the letter of guarantee issued from the Group’s designated bank accounts by RMB333,264 for this short-term borrowings. The Group fully repaid this borrowing in January 2017.

On December 29, 2016, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB150,000 with a commercial bank in the PRC at a fixed interest rate of 3.915% per annum, then repaid in full in December 2017.

On January 13, 2017, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB100,000 with a commercial bank in the PRC at a fixed interest rate of 3.828% per annum.

On January 17, 2017, a PRC subsidiary of the Group entered into a short term borrowing agreement of RMB300,000 with a commercial bank in the PRC at a fixed interest rate of 3.915% per annum, collateralized by the letter of guarantee issued from the Group’s designated bank accounts by RMB312,302 for this short-term borrowings. The Group fully repaid this borrowing in May 2017.

On January 23, 2017, a PRC subsidiary of the Group entered into a short-term borrowing agreement of RMB150,000 with a commercial bank in the PRC at a fixed interest rate of 3.915% per annum,  collateralized by the letter of guarantee issued from the Group’s designated bank accounts by RMB156,151 for this short-term borrowings.